COMMITMENTS AND CONTINGENCIES (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
COMMITMENTS AND CONTINGENCIES [Abstract]
Rent expenses	$ 2,400	$ 2,400	$ 2,400
Asian entity agreement, total value	130,000
Aggregate amount paid from agreement	118,000
Revenue from Asian entity agreement	$ 15,400	$ 36,200	$ 68,100